Operating Leases (Details) - Schedule of supplemental balance sheet information - Neese [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Leases (Details) - Schedule of supplemental balance sheet information [Line Items]
Operating lease right-of-use lease asset	$ 624,157	$ 624,157
Accumulated amortization	(122,330)	(59,077)
Net balance	501,827	565,080
Lease liability, current portion	67,725	63,253
Lease liability, long term	434,102	501,827
Total operating lease liabilities	$ 501,827	$ 565,080
Weighted Average Remaining Lease Term – operating leases	74 months	86 months
Weighted Average Discount Rate – operating leases	6.85%	6.85%